Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Service providers, consultants and accrued expenses	$6,686	$7,815
Employees and payroll accruals	9,645	4,848
Advances from customers	626	452
Provision for agent commissions	1,100	1,216
Restructuring and other charges *)	2,238	997
Warranty provision	481	204
Royalties	2,230	2,758
Derivatives	2,690	158
Advances from grants	1,259	-
Earn out provision	2,718	-
Others	61	60

	$29,734	$18,508

*)	See also Note 2aa .